Document And Entity Information	Dec. 19, 2025
Document Information Line Items
Entity Central Index Key	0002102072
Document Type	S-1
Entity Registrant Name	Brookline Capital Acquisition Corp II
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false